Income Taxes (Tables)	12 Months Ended
Sep. 30, 2023
Income Taxes [Abstract]
Schedule of Components of Income Tax Expenses	The income tax expenses consist of the following components:
	For the years ended September 30,
	2023	2022	2021
Current income tax expenses	96,452	305,439	194,844
Deferred income tax expenses/(benefit)	(160,402)	80,519	(93,304)
Total income tax provision	$(63,950)	$385,958	$101,540

Schedule of Group’s Actual Provision for Income Taxes and the Provision	A reconciliation between the Group’s actual provision for income taxes and the provision at Japan statutory rate is as follows:
	For the years ended September 30,
	2023	2022	2021
(Loss)/Profit before income tax expenses	$(716,678)	$1,452,333	$853,206
Computed income tax (benefit)/expense with statutory tax rate	(263,930)	538,344	316,262
Effect of preferential tax rate	(22,301)	(29,148)	(20,586)
Impact of different tax rates in other jurisdictions	(425)	(303,869)	(244,878)
Non-deductible expenses	316	1,372	—
Utilized tax loss	(49,313)	—	—
Changes in valuation allowance	271,703	179,259	50,742
Income tax (benefit)/expenses	$(63,950)	$385,958	$101,540

Schedule of Significant Components of the Deferred Tax Assets	As of September 30, 2023 and 2022, the significant components of the deferred tax assets are summarized below:
	As of September 30,
	2023	2022
Deferred tax assets:
Net operating loss carried forward	$654,588	$242,785
Unrealized foreign exchange loss	(36,521)	(31,229)
Total deferred tax assets	618,067	211,556
Valuation allowance	(468,938)	(211,556)
Deferred tax assets, net of valuation allowance	$149,129	$—

Schedule of Changes in Valuation Allowance	Changes in valuation allowance are as follows:
	As of September 30
	2023	2022
Valuation allowance:
Balance at beginning of the year	$211,556	$51,244
Additions	271,702	179,259
Loss utilized	(49,314)	-
Exchange difference	34,994	(18,947)
Balance at end of the year	468,938	211,556

Schedule of Net Operating Loss	As of September 30, 2023, net operating loss carryforwards will expire, if unused, in the following amounts:
2023	$—
2024	—
2025	145,306
2026	510,885
2027	1,665,870
Total	2,322,061